S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 08, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor, Conflicts of Interest [Table Text Block]	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.